Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term Debt [Abstract]
Short-Term Debt and Related Weighted-Average Interest Rates
millions of dollars

2023
Weighted
average

interest rate 2022
Weighted
average

interest rate
TEC
Advances on revolving credit facilities $

277 5.68% $

1,380 5.00%
Emera
Non-revolving term facilities

796 6.07%

796 5.19%
Bank indebtedness

9 - % -

- %
TECO Finance

Advances on revolving credit and term facilities

245 6.54%

481 5.47%
PGS
Advances on revolving credit facilities

73 6.36% -

- %
NMGC
Advances on revolving credit facilities

25 6.46%

59 5.15%
GBPC
Advances on revolving credit facilities

8 5.54%

10 5.25%
Short-term debt $

1,433 $

2,726
The Company’s total short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of dollars Maturity 2023 2022
TEC - Unsecured committed revolving credit facility 2026 $

401 $

1,084
TECO Energy/TECO Finance - revolving credit facility 2026 -

542
TECO Finance - Unsecured committed revolving credit facility 2026

529 -

Emera - Unsecured non-revolving term facility 2024

400

400
Emera - Unsecured non-revolving term facility 2024

400

400
PGS - Unsecured revolving credit facility 2028

331 -

TEC - Unsecured revolving facility 2024

265

542
TEC - Unsecured revolving facility 2024

265 -

NMGC - Unsecured revolving credit facility 2026

165

169
Other - Unsecured committed revolving credit facilities Various

17

18
Total $

2,773 $

3,155
Less:
Advances under revolving credit and term facilities

1,433

2,731
Letters of credit issued within the credit facilities

3

4
Total advances under available facilities

1,436

2,735
Available capacity under existing agreements $

1,337 $

420